CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]
Cash flows from operating activities:
Loss from continuing operations	$ (7,171)	$ (4,092)
Adjustments to the profit or loss items:
Depreciation and amortization of property, plant and equipment and right-of-use-assets	334	507
Impairment of property, plant and equipment	116	0
Share-based compensation	93	445
Remeasurement of convertible SAFE	0	(345)
Net financing expenses (income)	8	156
Gain from sale of property, plant and equipment	(14)	(194)
Revaluation of government grants	9	0
Amortization of deferred expenses related to issuance of warrants	1,716	656
Remeasurement of pre-funded warrants and warrants	(2,108)	(1,318)
Expenses related to warrants inducement transaction	2,095	0
Share of loss of an associate	43	67
Taxes on income	0	1
Adjustments to the profit or loss items	2,292	(25)
Changes in asset and liability items:
Increase in trade receivables	(67)	(63)
Decrease in other receivables and prepaid expenses	258	1,287
Decrease (increase) in inventories	117	(601)
Decrease in trade payables	(125)	(164)
Increase (decrease) in employees and payroll accruals	61	(109)
Decrease in other payables	(101)	(298)
Decrease in deferred revenues and other advances	(3)	(351)
Changes in asset and liability items	140	(299)
Cash received (paid) during the period for:
Interest received	200	176
Interest paid	(84)	(151)
Taxes paid	(5)	(11)
Net cash used in continuing operating activities	(4,628)	(4,402)
Net cash used in operating activities of discontinued operations	(300)	(3,081)
Net cash used in operating activities	(4,928)	(7,483)
Cash flows from investing activities:
Purchase of property, plant and equipment	(11)	(122)
Proceeds from sale of property, plant and equipment	112	0
Proceeds from finance sub-lease asset	33	17
Investment in bank deposits, net	0	(1,001)
Net cash provided by (used in) continuing investing activities	134	(1,106)
Net cash used in investing activities of discontinued operations, mainly due to investment in bank deposits, net	0	(2,328)
Net cash provided by (used in) investing activities	134	(3,434)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance expenses	805	4,283
Proceeds from issuance of ordinary shares in warrant inducement transaction, net of issuance expenses	3,206	0
Repayment of lease liability	(213)	(228)
Dividend paid by subsidiary to non-controlling interests	(2,672)	0
Proceeds From Government Grants	101	0
Repayment of government grants	(20)	(122)
Net cash provided by continuing financing activities	1,207	3,933
Net cash provided by (used in) financing activities of discontinued operations	(50)	57
Net cash provided by financing activities	1,157	3,990
Exchange rate differences - cash and cash equivalent balances	(3)	25
Decrease in cash and cash equivalents	(3,640)	(6,902)
Cash and cash equivalents, beginning of the period	12,956	15,301
Cash and cash equivalents presented in assets held for sale	0	(70)
Cash and cash equivalents, end of the period	9,316	8,329
Significant non-cash activities:
Acquisition of property, plant and equipment	0	11
Right-of-use assets recognized with corresponding lease liability	15	207
Exercise of pre-funded warrants	0	389
Derecognition of property, plant and equipment under a finance lease	$ 0	$ 13

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.